SCHEDULE OF TEMPORARY DIFFERENCES OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	$ 12,962,175	$ 9,330,761
Valuation allowance	(12,962,175)	(9,330,761)
Net deferred tax assets
Canada [member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	12,962,175	9,330,761
Israel country [member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards